Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Allocation percentage	1.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Involuntary cash-out limit	$ 1,000
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Repayment period	4 years
Vesting percentage	100.00%
Forfeited nonvested account, decrease from employer contribution	$ 100,000
Forfeited nonvested account, decrease from administrative expense	300,000
Forfeited nonvested account	$ 100,000	$ 200,000
Basis spread on variable rate	1.00%
Highly compensated employee
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	6.00%
Employer profit sharing contribution
EBP, Description of Plan [Line Items]
Employer contribution	$ 0
Minimum
EBP, Description of Plan [Line Items]
Involuntary rollover limit	1,000
Maximum
EBP, Description of Plan [Line Items]
Involuntary rollover limit	$ 5,000
After November 1, 2019
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	60 days
Automatic deferral rate	3.00%
Before November 1, 2019
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	90 days
Automatic deferral rate	3.00%
Part-time employee
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	1 year